Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) $ in Thousands	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($)
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 152,604	$ 190,534
Total derivatives, Number of contracts | Contract	154
Total derivatives	$ 75,717	77,770
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 27,230	35,643
Total asset derivatives, Number of contracts | Contract	77
Total asset derivatives, Fair value, net	$ 83,757	85,161
Asset derivatives, Gross asset	83,765	85,161
Asset derivatives, Gross liability	(8)	0
Total liability derivatives, Notional amount	$ 125,374	154,891
Total liability derivatives, Number of contracts | Contract	77
Total liability derivatives, Fair value, net	$ (8,040)	(7,391)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(8,040)	(7,391)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	22,100	28,600
Total asset derivatives, Fair value, net	329	554
Asset derivatives, Gross asset	329	554
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 0
Total asset derivatives, Number of contracts | Contract	77
Total asset derivatives, Fair value, net	$ 592
Asset derivatives, Gross asset	592
Asset derivatives, Gross liability	0
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	$ 0
Total liability derivatives, Number of contracts | Contract	77
Total liability derivatives, Fair value, net	$ (140)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(140)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	5,130	7,001
Total asset derivatives, Fair value, net	62	46
Asset derivatives, Gross asset	70	46
Asset derivatives, Gross liability	(8)	0
Derivatives not designated as accounting hedging instruments | Structured settlement annuity reinsurance agreement | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	0
Total asset derivatives, Fair value, net	82,774	84,561
Asset derivatives, Gross asset	82,774	84,561
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Guaranteed accumulation benefits | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	87,221	115,611
Total liability derivatives, Fair value, net	(6,769)	(5,966)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(6,769)	(5,966)
Derivatives not designated as accounting hedging instruments | Withdrawal benefit | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	20,774	25,955
Total liability derivatives, Fair value, net	(668)	(679)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	(668)	(679)
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	17,379	13,325
Total liability derivatives, Fair value, net	(463)	(746)
Liability derivatives, Gross asset	0
Liability derivatives, Gross liability	$ (463)	(746)
Derivatives not designated as accounting hedging instruments | Conversion options | Fixed income securities
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount		42
Asset derivatives, Gross liability		$ 0